Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 2.8%
85,260		AGL Energy Ltd.	$892,276	0.2
547,362		Aurizon Holdings Ltd.	1,418,530	0.3
47,455		Australia & New Zealand Banking Group Ltd.	497,680	0.1
129,299		BHP Group Ltd.	2,345,656	0.4
225,771		Coca-Cola Amatil Ltd.	1,218,549	0.2
156,985		Crown Resorts Ltd.	728,527	0.1
10,595		Macquarie Group Ltd.	564,269	0.1
107,906		Newcrest Mining Ltd.	1,481,845	0.3
77,684		Rio Tinto Ltd.	4,002,244	0.8
40,812		Sonic Healthcare Ltd.	613,398	0.1
262,565		Sydney Airport	907,189	0.2
			14,670,163	2.8

		Belgium: 0.6%
20,802		Colruyt S.A.	1,127,633	0.2
25,847	(1)	UCB S.A.	2,211,528	0.4
			3,339,161	0.6

		Canada: 4.3%
39,486		Bank of Nova Scotia	1,612,492	0.3
80,944		BCE, Inc.	3,320,470	0.6
48,246		Canadian Imperial Bank of Commerce - XTSE	2,811,179	0.5
81,170		CI Financial Corp.	805,759	0.2
1,311		Constellation Software, Inc./Canada	1,191,498	0.2
29,120		Empire Co. Ltd.	569,654	0.1
16,801		Kirkland Lake Gold Ltd.	494,849	0.1
66,137		National Bank Of Canada	2,556,094	0.5
52,908		Open Text Corp.	1,850,069	0.4
18,831		Rogers Communications, Inc.	785,997	0.2
197,396		TELUS Corp.	3,120,913	0.6
43,894		Waste Connections, Inc.	3,401,785	0.6
			22,520,759	4.3

		China: 0.3%
635,500		BOC Hong Kong Holdings Ltd.	1,744,461	0.3

		Denmark: 1.6%
16,464		Carlsberg A/S	1,853,514	0.4
6,653		Coloplast A/S	964,861	0.2
92,046		Novo Nordisk A/S	5,496,627	1.0
			8,315,002	1.6

		Finland: 0.7%
41,963	(1)	Orion Oyj	1,707,739	0.3
67,188	(1)	Sampo OYJ	1,938,297	0.4
			3,646,036	0.7

		France: 1.4%
8,229		Danone	526,642	0.1
40,261	(1)	Edenred	1,670,812	0.3
10,759	(1)	Eiffage SA	763,713	0.2
68,723		Eutelsat Communications	714,388	0.1
85,309	(1)	Getlink SE	1,031,783	0.2
216,938		Orange SA	2,626,570	0.5
			7,333,908	1.4

		Germany: 0.9%
6,108		Allianz SE	1,040,178	0.2
1,443		Beiersdorf AG	145,297	0.0
99,665		Deutsche Post AG	2,671,883	0.5
425,316		Telefonica Deutschland Holding AG	1,044,196	0.2
			4,901,554	0.9

		Guernsey: 0.8%
72,500		Amdocs Ltd.	3,985,325	0.8

		Hong Kong: 1.6%
405,000		CK Hutchison Holdings Ltd.	2,699,390	0.5
175,000		CLP Holdings Ltd.	1,603,001	0.3
809,000		HKT Trust / HKT Ltd.	1,100,279	0.2
15,700		Jardine Matheson Holdings Ltd.	790,211	0.2
341,000		Power Assets Holdings Ltd.	2,022,895	0.4
			8,215,776	1.6

		Ireland: 1.1%
65,621		Medtronic PLC	5,917,702	1.1

		Israel: 0.3%
272,360		Bank Leumi Le-Israel BM	1,501,783	0.3

		Italy: 0.8%
99,524		Enel S.p.A.	686,502	0.2
709,999		Snam SpA	3,244,911	0.6
			3,931,413	0.8

		Japan: 9.1%
146,700		Canon, Inc.	3,187,928	0.6
13,900		Central Japan Railway Co.	2,227,770	0.4
13,100		East Japan Railway Co.	991,282	0.2
79,700		Fuji Film Holdings Corp.	3,927,581	0.8
2,900		Hikari Tsushin, Inc.	485,266	0.1
45,300		Hitachi Ltd.	1,301,306	0.3
14,000		Hoya Corp.	1,190,441	0.2
77,500		Japan Airlines Co. Ltd.	1,424,252	0.3
44,200		Kamigumi Co., Ltd.	746,076	0.1
30,000	(2)	Konami Holdings Corp.	920,179	0.2
13,400		Kyocera Corp.	790,745	0.2
20,000	(2)	Kyushu Railway Co.	574,509	0.1
13,200		Lawson, Inc.	724,545	0.1
112,100		LIXIL Group Corp.	1,381,205	0.3
31,700		Medipal Holdings Corp.	592,344	0.1
18,600		MEIJI Holdings Co., Ltd.	1,318,111	0.3
34,100		Mitsubishi Corp.	721,291	0.1
17,300		Mitsubishi Heavy Industries Ltd.	435,993	0.1
101,800		MS&AD Insurance Group Holdings, Inc.	2,840,336	0.5
106,900		Nippon Telegraph & Telephone Corp.	2,556,687	0.5
25,100		NTT DoCoMo, Inc.	784,955	0.2

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
174,300		ORIX Corp.	$2,079,515	0.4
24,900		Sankyo Co., Ltd.	722,115	0.1
8,300		Secom Co., Ltd.	686,478	0.1
185,000		Sekisui House Ltd.	3,051,027	0.6
57,300	(2)	Softbank Corp.	729,927	0.1
243,100		Sumitomo Corp.	2,772,372	0.5
52,000		Sumitomo Mitsui Financial Group, Inc.	1,263,257	0.2
80,500		Sundrug Co., Ltd.	2,579,560	0.5
16,400		Suzuken Co., Ltd.	595,844	0.1
23,400		Trend Micro, Inc.	1,155,544	0.2
759		United Urban Investment Corp.	759,351	0.1
40,100		West Japan Railway Co.	2,742,639	0.5
			48,260,431	9.1

		Netherlands: 1.9%
184,467	(3)	ABN AMRO Bank NV	1,496,908	0.3
181,815		ING Groep NV	931,638	0.2
92,107		Koninklijke Ahold Delhaize NV	2,145,778	0.4
334,536		Koninklijke KPN NV	800,014	0.1
42,290		Royal Dutch Shell PLC - Class A	734,731	0.1
82,910		Unilever NV	4,075,136	0.8
			10,184,205	1.9

		New Zealand: 0.1%
264,000		Spark New Zealand Ltd.	642,516	0.1

		Norway: 0.2%
125,778		Orkla ASA	1,077,630	0.2

		Singapore: 0.6%
727,200		ComfortDelgro Corp., Ltd.	774,346	0.1
1,249,300		Genting Singapore Ltd.	605,611	0.1
204,700		SATS Ltd.	455,024	0.1
236,200		Singapore Exchange Ltd.	1,521,235	0.3
			3,356,216	0.6

		Spain: 1.5%
11,353	(1),(3)	Aena SME SA	1,231,738	0.2
7,455		Amadeus IT Group SA	350,899	0.1
91,349		Enagas	1,802,061	0.3
129,829		Ferrovial SA - FERE	3,081,719	0.6
54,281		Red Electrica Corp. SA	975,403	0.2
122,521	(1)	Telefonica S.A.	557,605	0.1
			7,999,425	1.5

		Sweden: 0.3%
13,760		Swedish Match AB	779,087	0.2
74,272		Telefonaktiebolaget LM Ericsson	601,229	0.1
			1,380,316	0.3

		Switzerland: 3.4%
17,552		LafargeHolcim Ltd.-CHF	640,534	0.1
55,162		Nestle SA	5,646,812	1.1
22,151		Roche Holding AG	7,126,908	1.3
12,969		Zurich Insurance Group AG	4,556,096	0.9
			17,970,350	3.4

		United Kingdom: 3.7%
246,444	(3)	Auto Trader Group PLC	1,331,730	0.3
365,268		Aviva PLC	1,200,909	0.2
830,374		BT Group PLC	1,207,831	0.2
122,477		Compass Group PLC	1,908,201	0.4
457,808		Direct Line Insurance Group PLC	1,671,318	0.3
266,395		Evraz PLC	762,187	0.1
240,543		GlaxoSmithKline PLC	4,513,579	0.9
103,308		Persimmon PLC	2,442,057	0.5
351,777		Royal Bank of Scotland Group PLC	485,055	0.1
206,283		Sage Group PLC/The	1,499,992	0.3
64,200		Smith & Nephew PLC	1,130,978	0.2
876,110		Vodafone Group PLC	1,212,047	0.2
			19,365,884	3.7

		United States: 59.7%
72,303		AbbVie, Inc.	5,508,766	1.0
10,079		Accenture PLC	1,645,498	0.3
82,020		Aflac, Inc.	2,808,365	0.5
21,999		Air Products & Chemicals, Inc.	4,391,220	0.8
16,385		Allison Transmission Holdings, Inc.	534,315	0.1
25,224		Allstate Corp.	2,313,798	0.4
102,340		Altria Group, Inc.	3,957,488	0.8
38,409		Ameren Corp.	2,797,327	0.5
18,671		American Water Works Co., Inc.	2,232,305	0.4
26,746		Amgen, Inc.	5,422,217	1.0
4,075		Anthem, Inc.	925,188	0.2
112,984		Apple Hospitality REIT, Inc.	1,036,063	0.2
196,402		AT&T, Inc.	5,725,118	1.1
23,287		Avnet, Inc.	584,504	0.1
76,292		Bank of America Corp.	1,619,679	0.3
50,808		Booz Allen Hamilton Holding Corp.	3,487,461	0.7
97,727		Bristol-Myers Squibb Co.	5,447,303	1.0
29,529		Broadridge Financial Solutions, Inc. ADR	2,800,235	0.5
6,659		Camden Property Trust	527,659	0.1
4,464		Carlisle Cos., Inc.	559,250	0.1
31,262		CDK Global, Inc.	1,026,957	0.2
8,655		CDW Corp.	807,252	0.2
4,159		Chemed Corp.	1,801,679	0.3
52,497		Chevron Corp.	3,803,933	0.7
55,584		Cinemark Holdings, Inc.	566,401	0.1
139,694		Cisco Systems, Inc.	5,491,371	1.0
9,677		Citigroup, Inc.	407,595	0.1
29,423		Citrix Systems, Inc.	4,164,826	0.8
58,119		CMS Energy Corp.	3,414,491	0.6
15,782		Cognizant Technology Solutions Corp.	733,390	0.1
9,791		Colgate-Palmolive Co.	649,731	0.1
12,312		Columbia Sportswear Co.	859,008	0.2
12,046		Comcast Corp. – Class A	414,141	0.1

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
31,877	Comerica, Inc.	$935,271	0.2
75,990	CoreCivic, Inc.	848,808	0.2
33,094	Corporate Office Properties Trust SBI MD	732,370	0.1
11,136	CSX Corp.	638,093	0.1
49,712	Dolby Laboratories, Inc.	2,694,888	0.5
21,466	DTE Energy Co.	2,038,626	0.4
24,986	Eaton Corp. PLC	1,941,162	0.4
10,745	Encompass Health Corp.	688,002	0.1
4,089	Everest Re Group Ltd.	786,805	0.2
50,660	Evergy, Inc.	2,788,833	0.5
19,340	Exelon Corp.	711,905	0.1
29,370	Expedia Group, Inc.	1,652,650	0.3
196,032	Extended Stay America, Inc.	1,432,994	0.3
7,489	Federal Realty Investment Trust	558,754	0.1
27,151	Fidelity National Financial, Inc.	675,517	0.1
55,826	Flir Systems, Inc.	1,780,291	0.3
42,619	Flowers Foods, Inc.	874,542	0.2
71,387	Gaming and Leisure Properties, Inc.	1,978,134	0.4
76,832	General Mills, Inc.	4,054,425	0.8
27,191	General Motors Co.	565,029	0.1
91,412	Geo Group, Inc./The	1,111,570	0.2
16,155	Gilead Sciences, Inc.	1,207,748	0.2
19,771	Hanover Insurance Group, Inc.	1,790,857	0.3
64,631	Hartford Financial Services Group, Inc.	2,277,596	0.4
8,929	HCA Healthcare, Inc.	802,271	0.2
28,265	Hershey Co.	3,745,112	0.7
32,554	Honeywell International, Inc.	4,355,400	0.8
1,354	Humana, Inc.	425,183	0.1
108,176	Intel Corp.	5,854,485	1.1
39,979	International Business Machines Corp.	4,434,870	0.8
21,012	Intuit, Inc.	4,832,760	0.9
77,328	Jabil, Inc.	1,900,722	0.4
23,235	Jack Henry & Associates, Inc.	3,607,001	0.7
67,316	Johnson & Johnson	8,827,147	1.7
46,422	JPMorgan Chase & Co.	4,179,373	0.8
122,258	Juniper Networks, Inc.	2,340,018	0.4
7,279	Kansas City Southern	925,743	0.2
26,105	Kimberly-Clark Corp.	3,338,046	0.6
35,998	Kohl's Corp.	525,211	0.1
13,285	Lamar Advertising Co.	681,255	0.1
43,440	Leidos Holdings, Inc.	3,981,276	0.8
13,266	Life Storage, Inc.	1,254,300	0.2
8,021	Lockheed Martin Corp.	2,718,718	0.5
63,099	Maxim Integrated Products	3,067,242	0.6
61,546	MAXIMUS, Inc.	3,581,977	0.7
21,786	McDonald's Corp.	3,602,315	0.7
87,894	Merck & Co., Inc.	6,762,564	1.3
57,411	MGIC Investment Corp.	364,560	0.1
131,418	Microsoft Corp.	20,725,933	3.9
7,625	Motorola Solutions, Inc.	1,013,515	0.2
69,245	National Instruments Corp.	2,290,625	0.4
34,653	OGE Energy Corp.	1,064,887	0.2
125,628	Old Republic International Corp.	1,915,827	0.4
43,981	Omnicom Group	2,414,557	0.5
107,916	Oracle Corp.	5,215,580	1.0
36,357	Outfront Media, Inc.	490,092	0.1
48,770	Paychex, Inc.	3,068,608	0.6
48,083	PepsiCo, Inc.	5,774,768	1.1
198,960	Pfizer, Inc.	6,494,054	1.2
58,500	Philip Morris International, Inc.	4,268,160	0.8
38,409	Phillips 66	2,060,643	0.4
14,976	Pinnacle West Capital Corp.	1,135,031	0.2
30,892	Popular, Inc.	1,081,220	0.2
58,270	Procter & Gamble Co.	6,409,700	1.2
11,225	Public Storage, Inc.	2,229,397	0.4
20,264	Qualcomm, Inc.	1,370,860	0.3
39,792	Quest Diagnostics, Inc.	3,195,298	0.6
13,885	Reliance Steel & Aluminum Co.	1,216,187	0.2
53,767	Republic Services, Inc.	4,035,751	0.8
110,484	Retail Properties of America, Inc.	571,202	0.1
1,959	Roper Technologies, Inc.	610,836	0.1
76,649	(2) Santander Consumer USA Holdings, Inc.	1,066,188	0.2
93,576	Service Corp. International	3,659,757	0.7
64,101	Silgan Holdings, Inc.	1,860,211	0.4
19,258	Simon Property Group, Inc.	1,056,494	0.2
31,685	Sonoco Products Co.	1,468,600	0.3
38,970	Southern Co.	2,109,836	0.4
58,250	Switch, Inc.	840,547	0.2
31,540	Synchrony Financial	507,479	0.1
22,705	Target Corp.	2,110,884	0.4
42,776	Texas Instruments, Inc.	4,274,606	0.8
41,285	Tyson Foods, Inc.	2,389,163	0.5
280,831	Valvoline, Inc.	3,676,078	0.7
55,416	Verizon Communications, Inc.	2,977,502	0.6
40,452	Waste Management, Inc.	3,744,237	0.7
108,745	Wells Fargo & Co.	3,120,982	0.6
142,327	Western Union Co.	2,580,389	0.5
152,739	Williams Cos., Inc.	2,161,257	0.4
52,912	Xerox Holdings Corp.	1,002,153	0.2
36,962	Yum! Brands, Inc.	2,533,006	0.5
17,346	Zions Bancorp NA	464,179	0.1
32,470	Zoetis, Inc.	3,821,394	0.7
		315,414,626	59.7

	Total Common Stock
	(Cost $597,422,535)	515,674,642	97.7

EXCHANGE-TRADED FUNDS: 0.1%
2,516	iShares MSCI EAFE ETF	134,505	0.0

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
1,210	SPDR S&P 500 ETF Trust	$311,878	0.1

	Total Exchange-Traded Funds
	(Cost $575,591)	446,383	0.1

	Total Long-Term Investments
	(Cost $597,998,126)	516,121,025	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.5%
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,020,000, due 04/15/20-01/01/59)	1,000,000	0.2
694,587	(4) JPMorgan Securities LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $694,587, collateralized by various U.S. Government Securities, 2.875%, Market Value plus accrued interest $708,479, due 11/30/23)	694,587	0.1
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $2,694,587)	2,694,587	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,126,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
	(Cost $1,126,000)	$1,126,000	0.2

	Total Short-Term Investments
	(Cost $3,820,587)	3,820,587	0.7

	Total Investments in Securities (Cost $601,818,713)	$519,941,612	98.5
	Assets in Excess of Other Liabilities	8,017,489	1.5
	Net Assets	$527,959,101	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	23.3%
Health Care	15.8
Financials	11.3
Consumer Staples	11.2
Industrials	10.2
Communication Services	6.7
Utilities	5.6
Consumer Discretionary	5.1
Materials	4.2
Real Estate	2.6
Energy	1.7
Exchange-Traded Funds	0.1
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$14,670,163	$–	$14,670,163
Belgium	–	3,339,161	–	3,339,161
Canada	22,520,759	–	–	22,520,759
China	–	1,744,461	–	1,744,461
Denmark	–	8,315,002	–	8,315,002
Finland	–	3,646,036	–	3,646,036
France	–	7,333,908	–	7,333,908
Germany	–	4,901,554	–	4,901,554
Guernsey	3,985,325	–	–	3,985,325
Hong Kong	–	8,215,776	–	8,215,776
Ireland	5,917,702	–	–	5,917,702
Israel	–	1,501,783	–	1,501,783
Italy	–	3,931,413	–	3,931,413
Japan	–	48,260,431	–	48,260,431
Netherlands	–	10,184,205	–	10,184,205
New Zealand	–	642,516	–	642,516
Norway	–	1,077,630	–	1,077,630
Singapore	–	3,356,216	–	3,356,216
Spain	–	7,999,425	–	7,999,425
Sweden	–	1,380,316	–	1,380,316
Switzerland	–	17,970,350	–	17,970,350
United Kingdom	–	19,365,884	–	19,365,884
United States	315,414,626	–	–	315,414,626
Total Common Stock	347,838,412	167,836,230	–	515,674,642
Exchange-Traded Funds	446,383	–	–	446,383
Short-Term Investments	1,126,000	2,694,587	–	3,820,587
Total Investments, at fair value	$349,410,795	$170,530,817	$–	$519,941,612

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $603,376,547.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$21,075,458
Gross Unrealized Depreciation	(104,362,361)
Net Unrealized Depreciation	$(83,286,903)